GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 3,151,499	$ 3,156,995	$ 2,068,061
Net cash used in operating activities	1,191,664	3,112,605	$ 1,323,385
Accumulated deficits	16,303,616	$ 13,731,023
Working capital deficit	$ 2,370,000